MUTUAL OF AMERICA LIFE INSURANCE COMPANY	MUTUAL OF AMERICA 320 PARK AVENUE NEW YORK NY 10022-6839 212 224 1562 212 224 2518 FAX THOMAS L. MARTIN EXECUTIVE VICE PRESIDENT AND DEPUTY GENERAL COUNSEL CORPORATE LAW

May 2, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Mutual of America Separate Account No. 2 (Thrift Contracts) (the “Registrant”)
Registration Statement on Form N-4 (File no. 033-11023 and 811-03996)
Certification pursuant to Rule 497(j) of the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the above named Registrant, I certify pursuant to Rule 497(j) of the Securities Act of 1933, as amended, that the form of Prospectus and Statement of Additional Information that would have been filed by Registrant pursuant to Rule 497(c) would not have differed from that contained in the most recent amendment to registration statement, filed on April 29, 2011, and that the text of the most recent amendment to registration statement has been filed electronically.

Sincerely,

/s/ Thomas L. Martin

Thomas L. Martin
Executive Vice President and
Deputy General Counsel